Financial Information - Washington Federal, INC. Statements of Operations and Statements of Cash Flows (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Expense
Net income before equity in undistributed net income of subsidiary	$ 215,911	$ 173,659	$ 123,025
Income tax benefit	77,728	62,518	4,372
NET INCOME	138,183	111,141	118,653
Cash Flows From Operating Activities
NET INCOME	138,183	111,141	118,653
Adjustments to reconcile net income to net cash provided by operating activities
Decrease (increase) in other assets	(74,889)	21,600	(51,641)
Net cash provided by (used in) operating activities	174,956	261,697	250,881
Cash Flows From Financing Activities
Proceeds from exercise of common stock options and related tax benefit	357	1,686	1,940
Increase (decrease) in borrowings	(995,306)	(100,000)	(539,034)
Treasury stock purchased	(41,914)	(59,680)	0
Dividends paid on common stock	(32,430)	(25,697)	(22,450)
Net cash used by financing activities	(1,293,868)	(170,284)	(167,931)
Increase (decrease) in cash	(64,572)	(72,620)	390,234
Cash and cash equivalents at beginning of period	816,002	888,622	498,388
Cash and cash equivalents at ending of period	751,430	816,002	888,622
Parent Company [Member]
Income
Dividends from subsidiary	106,234	100,600	0
Other	0	0	14
Total Income	106,234	100,600	14
Expense
Miscellaneous	564	626	1,046
Total expense	564	626	1,046
Net income before equity in undistributed net income of subsidiary	105,670	99,974	(1,032)
Equity in undistributed net income of subsidiary	32,513	11,167	119,324
Income before income taxes	138,183	111,141	118,292
Income tax benefit	0	0	361
NET INCOME	138,183	111,141	118,653
Cash Flows From Operating Activities
NET INCOME	138,183	111,141	118,653
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed net income of subsidiaries	(32,513)	(4,382)	(119,324)
Decrease (increase) in dividend receivable	0	0	0
Decrease (increase) in other assets	36	(37)	1,309
Increase (decrease) in other liabilities	2,508	1,121	(421)
Net cash provided by (used in) operating activities	108,214	107,843	217
Cash Flows From Financing Activities
Proceeds from exercise of common stock options and related tax benefit	357	1,686	1,940
Proceeds from Employee Stock Ownership Plan	0	0	0
Net proceeds from follow on stock offering			0
Downstream stock offering proceeds to the Bank	0	0	0
Proceeds from issuance of preferred stock and warrants
Preferred stock redeemed
Increase (decrease) in borrowings	0	0	(14,310)
Treasury stock purchased	(41,914)	(59,680)	0
Dividends paid on preferred stock
Dividends paid on common stock	(32,430)	(26,796)	(22,450)
Net cash used by financing activities	(73,987)	(84,790)	(34,820)
Increase (decrease) in cash	34,227	23,053	(34,603)
Cash and cash equivalents at beginning of period	27,699	4,646	39,249
Cash and cash equivalents at ending of period	$ 61,926	$ 27,699	$ 4,646